Loan Sales And Securitizations (Tables)	12 Months Ended
Dec. 31, 2012
Loan Sales And Securitizations [Abstract]
Schedule Of Sensitivity Of Fair Value Of Retained Or Purchased MSR Immediate 10 Percent And 20 Percent Adverse Changes In Assumptions

The sensitivity of the fair value of all retained or purchased MSR to immediate 10 percent and 20 percent adverse changes in assumptions on December 31, 2012 and 2011 are as follows:

	December 31, 2012			December 31, 2011
(Dollars in thousands except for annual cost to service)	First Liens	Second Liens	HELOC	First Liens	Second Liens	HELOC
Fair value of retained interests	$111,314	$196	$2,801	$140,724	$231	$3,114
Weighted average life (in years)	4.0	3.0	3.0	3.7	2.9	2.8
Annual prepayment rate	21.0%	27.1%	27.9%	22.5%	26.0%	28.0%
Impact on fair value of 10% adverse change	$(5,736)	$(12)	$(158)	$(7,667)	$(15)	$(202)
Impact on fair value of 20% adverse change	(10,956)	(24)	(304)	(14,612)	(28)	(387)
Annual discount rate on servicing cash flows	11.8%	14.0%	18.0%	11.8%	14.0%	18.0%
Impact on fair value of 10% adverse change	$(3,079)	$(5)	$(87)	$(3,728)	$(6)	$(96)
Impact on fair value of 20% adverse change	(5,976)	(10)	(169)	(7,241)	(12)	(187)
Annual cost to service (per loan) (a)	$118	$50	$50	$119	$50	$50
Impact on fair value of 10% adverse change	(2,711)	(5)	(43)	(3,333)	(5)	(50)
Impact on fair value of 20% adverse change	(5,404)	(9)	(86)	(6,643)	(10)	(100)
Annual earnings on escrow	1.4%	-	-	1.4%	-	-
Impact on fair value of 10% adverse change	$(640)	-	-	$(1,194)	-	-
Impact on fair value of 20% adverse change	(1,281)	-	-	(2,388)	-	-

  Amounts represent market participant based assumptions.

Schedule Of Sensitivity Of Fair Value Of Other Retained Interests To Immediate 10 Percent And 20 Percent Adverse Changes Assumptions
The sensitivity of the fair value of other retained interests to immediate 10 percent and 20 percent adverse changes in assumptions on December 31, 2012 and 2011, are as follows:

	December 31, 2012		December 31, 2011
	Excess		Excess
	Interest	Certificated	Interest	Certificated
(Dollars in thousands)	IO	PO (a)	IO	PO
Fair value of retained interests	$12,507	$5,480	$17,852	$8,052
Weighted average life (in years)	3.9	2.3	3.7	3.5
Annual prepayment rate	19.1%	43.5%	20.2%	30.2%
Impact on fair value of 10% adverse change	$(554)	$(283)	$(831)	$(297)
Impact on fair value of 20% adverse change	(1,065)	(596)	(1,598)	(563)
Annual discount rate on residual cash flows	13.3%	NM	13.3%	20.5%
Impact on fair value of 10% adverse change	$(454)	$(234)	$(667)	$(429)
Impact on fair value of 20% adverse change	(872)	(448)	(1,281)	(849)

NM - Not meaningful

(a)       In 2012, FHN changed the method used to calculate sensitivities for certified PO due to more limited market information for these securities.

Schedule Of Cash Flows Related To Loan Sales And Securitizations [TableTextBlock]

For the years ended December 31, 2012 and 2011, cash flows received and paid related to loan sales and securitizations were as follows:

	December 31
(Dollars in thousands)	2012	2011	2010
Proceeds from initial sales (a)	$226,013	$409,003	$837,905
Servicing fees retained (b)	60,919	72,558	95,902
Purchases of GNMA guaranteed mortgages	101,520	66,591	76,678
Purchases of previously transferred financial assets (c) (d)	418,773	267,091	458,337
Other cash flows received on retained interests	8,736	7,894	10,783

  2011 includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages in third quarter 2011.
  Includes servicing fees on MSR associated with loan sales and purchased MSR.
  Includes repurchases of delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.
  2012, 2011 and 2010 includes $99.3 million, $32.7 million and $174.5 million, respectively of cash paid related to clean-up calls exercised by FHN.

Schedule Of Principal Amount Of Delinquent Loans, And Net Credit Losses
The principal amount of loans transferred through loan sales and securitizations and other loans managed with them, the principal amount of delinquent loans, and the net credit losses during 2012 and 2011 are as follows:

	Principal Amount of Residential Real
	Estate Loans (a) (b) (c)		Net Credit Losses (c)
	December 31		Year Ended December 31
(Dollars in thousands)	2012	2011	2012	2011
Total loans managed or transferred	$15,094,508	$18,128,275	$440,234	$536,418

  Amounts represent real estate residential loans in FHN's portfolio, held-for-sale, and loans that have been transferred in proprietary securitizations and whole loan sales in which FHN has a retained interest other than servicing rights. Also includes $5.8 billion and $8.0 billion of loans transferred to GSEs with any type of retained interest on December 31, 2012 and 2011, respectively.
  On December 31, 2012 and 2011, includes $.7 billion and $.8 billion, respectively, where the principal amount is 90 days or more past due or nonaccrual. Included in these amounts are $36.6 million and $42.2 million of GNMA guaranteed mortgages on December 31, 2012 and 2011, respectively.
  No delinquency or net credit loss data is provided for the loans transferred to FNMA or FHLMC because these agencies retain credit risk. See Note 18 - Contingencies and Other Disclosures for discussion related to repurchase obligations for loans transferred to GSEs or private investors.